UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21359

     Exact Name of Registrant as Specified in Charter: MBIA Capital/Claymore
                Managed Duration Investment Grade Municipal Fund


    Address of Principal Executive Offices: 113 King Street, Armonk, NY 10504

       Name and address of agent for service: Clifford D. Corso, c/o MBIA
                        113 King Street, Armonk, NY 10504


                             Copies to: Richard Walz
                                    c/o MBIA
                                113 King Street,
                                Armonk, NY 10504

       Registrant's telephone number, including area code: (914) 273-4545

                        Date of fiscal year end: July 31

           Date of reporting period: August 1, 2004 - January 31, 2005

ITEM 1: Reports to Shareholders
                                                              Semi-Annual Report

                                                                January 31, 2005

            MBIA Capital/Claymore Managed
            Duration Investment Grade      MZF
            Municipal Fund


[LOGOS OMITTED]

NOT INSURED     o     NOT GUARANTEED     o     MAY LOSE VALUE

--------------------------------------------------------------------------------
 Table of Contents
--------------------------------------------------------------------------------

Shareholder Letter ............................  1

Fund Summary ..................................  2

Portfolio of Investments ......................  3

Statement of Assets and Liabilities ........... 10

Statement of Operations ....................... 11

Statement of Changes in Net Assets
   Applicable to Common Shareholders .......... 12

Financial Highlights .......................... 13

Notes to Financial Statements ................. 14

Additional Information Regarding the
   Fund's Trustees ............................ 20

Dividend Reinvestment Plan .................... 22

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Dear Shareholder:

I am pleased to provide you with the Semi-Annual Report to Shareholders of MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (the "Fund") for the period ending January 31, 2005. At the end of the reporting period the Fund's Net Asset Value per share was $14.71, up 6% from the Fund's fiscal year end on July 31, 2004. On January 31, 2005 the Fund's closing stock price on the New York Stock Exchange was $13.44 per share, representing an 8.6% discount to Net Asset Value per share.

The Federal Reserve raised the Fed Funds rate four times during the 6 month period covered by this report raising it from 1.25% to 2.25%. Oil prices peaked during this same period above $50 a barrel before falling into the low $40's per barrel. Employment growth in the U.S. for 2004 was the strongest since 1999 with approximately 2.2 million new jobs created. The yield on the benchmark 10-year Treasury note ended the period at 4.13%, down from a peak of 4.45% at the beginning of the period, but well above the low yield of the period of 3.97% in October of 2004. With short term interest rates trending higher, both the Municipal and Treasury yield curves flattened dramatically during the period.

We continue to believe that investment grade municipal bonds represent a prudent investment in the fixed income sector. Further, the Fund was and continues to be structured using a hedging strategy to manage duration and to attempt to minimize volatility in periods when long term interest rates rise. The Fund will continue to seek out value in the investment grade municipal sector, focusing on those bonds which we believe will be long term out-performers.

Sincerely,

/S/CLIFFORD D. CORSO

Clifford D. Corso
President, Chief Executive Officer
January 31, 2005

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. There is no guarantee that the Fund's or any other investment techniques will be effective under all market conditions.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Fund Summary (Unaudited)                                        JANUARY 31, 2005
--------------------------------------------------------------------------------

FUND INFORMATION
--------------------------------------------------------------------------------

Symbol on New York Stock Exchange:            MZF
Initial Offering Date:                 August 27, 2003
Closing Market Price as of 1/31/05:         $13.44
Net Asset Value as of 1/31/05:              $14.71
Yield on Closing Market Price as
  of 1/31/05:                                 6.25%
Current Monthly Distribution
  Per Common Share1:                         $0.07
Current Annual Distribution
Per Common Share1:                           $0.84
Leverage as of 1/31/052:                        37%

1 THE DISTRIBUTION IS NOT CONSTANT AND IS SUBJECT TO CHANGE.
2 AS A PERCENTAGE OF MANAGED ASSETS.

WEEKLY SHARE PRICE PERFORMANCE
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

DATE                    SHARE PRICE                NAV
8/2/2004                  13.2                    13.89
8/3/2004                 13.25                    13.91
8/4/2004                 13.24                    13.85
8/5/2004                 13.23                    13.87
8/6/2004                  13.3                    14.08
8/9/2004                  13.4                    14.09
8/10/2004                13.31                    14.07
8/11/2004                13.31                    14.03
8/12/2004                13.16                    14.03
8/13/2004                13.25                    14.09
8/16/2004                 13.2                    14.06
8/17/2004                13.24                     14.1
8/18/2004                13.25                    14.13
8/19/2004                 13.3                    14.14
8/20/2004                13.34                    14.15
8/23/2004                13.39                    14.13
8/24/2004                13.45                    14.11
8/25/2004                13.42                    14.14
8/26/2004                13.35                    14.16
8/27/2004                 13.3                    14.15
8/30/2004                13.38                    14.17
8/31/2004                13.49                    14.21
9/1/2004                 13.37                    14.21
9/2/2004                 13.42                    14.24
9/3/2004                 13.33                     14.1
9/7/2004                  13.4                    14.11
9/8/2004                 13.28                    14.14
9/9/2004                 13.34                    14.17
9/10/2004                13.36                    14.22
9/13/2004                13.37                    14.22
9/14/2004                13.33                    14.25
9/15/2004                13.37                    14.27
9/16/2004                13.42                    14.32
9/17/2004                13.51                     14.3
9/20/2004                 13.5                    14.33
9/21/2004                13.47                    14.33
9/22/2004                13.47                     14.4
9/23/2004                13.56                    14.46
9/24/2004                13.51                    14.46
9/27/2004                 13.5                    14.48
9/28/2004                13.43                    14.49
9/29/2004                13.45                    14.44
9/30/2004                13.45                    14.37
10/1/2004                13.43                    14.29
10/4/2004                13.39                    14.28
10/5/2004                13.47                    14.29
10/6/2004                13.46                    14.23
10/7/2004                13.48                    14.23
10/8/2004                13.57                    14.31
10/11/2004               13.57                    14.32
10/12/2004                13.6                    14.37
10/13/2004               13.49                    14.41
10/14/2004               13.49                    14.44
10/15/2004               13.58                    14.43
10/18/2004               13.54                    14.43
10/19/2004               13.63                    14.45
10/20/2004               13.54                    14.52
10/21/2004               13.55                    14.55
10/22/2004               13.57                    14.55
10/25/2004               13.55                    14.59
10/26/2004               13.58                    14.59
10/27/2004               13.59                    14.55
10/28/2004               13.64                    14.54
10/29/2004               13.67                    14.53
11/1/2004                13.71                     14.5
11/2/2004                13.68                    14.49
11/3/2004                13.68                     14.5
11/4/2004                13.65                    14.43
11/5/2004                13.53                    14.31
11/8/2004                 13.3                    14.27
11/9/2004                13.18                    14.28
11/10/2004               13.18                    14.25
11/11/2004               13.09                    14.25
11/12/2004               13.16                    14.28
11/15/2004               13.14                    14.28
11/16/2004               13.17                    14.28
11/17/2004                13.2                    14.33
11/18/2004               13.12                    14.36
11/19/2004               13.07                    14.31
11/22/2004               13.06                     14.3
11/23/2004               13.14                    14.33
11/24/2004               13.08                    14.33
11/26/2004               13.07                    14.35
11/29/2004               12.99                    14.27
11/30/2004                  13                    14.26
12/1/2004                12.91                    14.25
12/2/2004                12.92                    14.25
12/3/2004                13.13                    14.35
12/6/2004                12.96                     14.3
12/7/2004                 12.9                    14.31
12/8/2004                12.99                    14.38
12/9/2004                12.96                    14.41
12/10/2004               12.99                    14.43
12/13/2004               13.05                    14.46
12/14/2004               12.98                    14.46
12/15/2004                  13                    14.54
12/16/2004               12.96                     14.5
12/17/2004               12.98                    14.47
12/20/2004               12.97                    14.48
12/21/2004               12.94                    14.49
12/22/2004               12.86                     14.5
12/23/2004               12.88                    14.49
12/27/2004               12.81                    14.46
12/28/2004                12.8                    14.43
12/29/2004               12.82                    14.44
12/30/2004               12.97                    14.49
12/31/2004               12.94                    14.49
1/3/2005                 12.84                    14.53
1/4/2005                 13.02                     14.5
1/5/2005                 13.03                     14.5
1/6/2005                 13.04                    14.45
1/7/2005                 13.09                    14.47
1/10/2005                13.18                    14.48
1/11/2005                13.24                     14.5
1/12/2005                13.18                     14.5
1/13/2005                 13.2                    14.55
1/14/2005                 13.2                    14.54
1/18/2005                 13.2                    14.54
1/19/2005                 13.3                    14.54
1/20/2005                13.35                    14.56
1/21/2005                13.37                     14.6
1/24/2005                13.39                    14.62
1/25/2005                13.31                     14.6
1/26/2005                13.35                     14.6
1/27/2005                13.38                    14.62
1/28/2005                13.39                     14.7
1/31/2005                13.44                    14.71

SECTOR CONCENTRATION (AS OF 01/31/05)(1)
--------------------------------------------------------------------------------

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

HOSPITAL (23.8%)
GENERAL OBLIGATION (14.8%)
TRANSPORTATION (11.8%)
REVENUE (10.5%)
IDR/IDB (8.3%)
PORT/AIRPORT/MARINA (6.9%)
ELECTRIC POWER (6.1%)
LEASE (5.2%)
HOUSING (5.1%)
OTHER (7.5%)

CREDIT QUALITY* (AS OF 01/31/05)(1)
--------------------------------------------------------------------------------

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

AAA (30.0%)
AA (12.0%)
A (40.0%)
BBB (18.0%)

* BASED ON RATING PROVIDED BY STANDARD &POOR'S RATING
GROUP OR OTHER EQUIVALENT RATING.

STATE ALLOCATIONS (AS OF 01/31/05)(1)
--------------------------------------------------------------------------------

New York (21.4%)
California (19.4%)
Puerto Rico (8.5%)
Ohio (6.0%)
Colorado (5.8%)
Florida (4.8%)
Texas (4.7%)
Missouri (3.5%)
Nevada (3.2%)
All Other States (22.7%)

MATURITY BREAKDOWN (AS OF 01/31/05)(1)
--------------------------------------------------------------------------------

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

0-10 YEARS (2.7%)
10-15 YEARS (9.2%)
15-20 YEARS (41.9%)
20-25 YEARS (37.3%)
25 + YEARS (8.9%)

(1) PERCENTAGES CALCULATED BASED ON TOTAL MUNICIPAL BONDS AND NOTES.

               PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments (Unaudited)                           JANUARY 31, 2005
--------------------------------------------------------------------------------

        RATING     PRINCIPAL                                             OPTIONAL CALL                VALUE
  STATE (S&P)*   AMOUNT (000)         DESCRIPTION                        PROVISIONS**               (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES -- 153.25%
---------------------------------------------------------------------------------------------------------------------------
 ALABAMA -- 0.78%
---------------------------------------------------------------------------------------------------------------------------
          BBB      $   845            Courtland, AL Ind. Dev. Brd.
                                      Environ. Imp. Rev.,
                                      Ser. B, 6.25%,                   08/01/25 08/01/13 @ 100      $      910,107
                                                                                                    --------------
---------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA -- 30.33%
---------------------------------------------------------------------------------------------------------------------------
          AAA        4,000            California Infra. & Econ.
                                      Dev. Rev., Bay Area Toll Brdgs.,
                                      5.00%, 07/01/26 (FGIC)           07/01/13 @ 100                    4,236,280
           A         2,500            California General Obligation,
                                      5.50%, 04/01/30                  04/01/14 @100                      2,725,025
         BBB+        4,000            California Dept. of Water Res.
                                      Power Supply Rev., Ser. A,
                                      5.125%, 05/01/19                 05/01/12 @ 101                    4,299,920
           A         6,000            California Var. Purpose General
                                      Obligation, 5.125%,11/01/24      11/01/13 @ 100                    6,361,680
          A-         5,000            California Public Works Brd.
                                      Dept. Mental Health Lease Rev.,
                                      5.00%, 06/01/24                  06/01/14 @ 100                    5,219,400
          A-         2,500            Chula Vista, CA Ind. Dev. Rev.,
                                      5.50%, 12/01/21                  06/02/14 @ 102                    2,662,650
          A-         2,750            Golden State Tobbaco
                                      Settlement Rev., Ser. B,
                                      5.375%, 06/01/28                 06/01/10 @ 100                    2,872,485
          AAA        4,000            Port of Oakland, CA Rev.,
                                      Ser. L, 5.00%, 11/01/22 (FGIC)   11/01/12 @ 100                    4,212,160
          AAA        2,500            San Diego, CA Unified
                                      School Dist., Ser. D,
                                      5.25%, 07/01/25 (FGIC)
                                      Subject to Crossover
                                      Refunding                        07/01/12 @ 101                    2,806,525
                                                                                                    --------------
                                                                                                        35,396,125
                                                                                                    --------------
---------------------------------------------------------------------------------------------------------------------------
 COLORADO -- 9.15%
---------------------------------------------------------------------------------------------------------------------------
          AA         4,500            Colorado Health Facs.
                                      Auth. Rev., 5.25%, 09/01/21      09/01/11 @ 100                    4,779,585
          AAA        4,750            Colorado Dept. of Trans. Rev.,
                                      Ser. 940, 8.22%,
                                      6/15/13 (FGIC), 144A             No Call Provisions                5,896,223
                                                                                                    --------------
                                                                                                        10,675,808
                                                                                                    --------------

                                               See notes to financial statements

                                        3
                                                            www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments (Unaudited)-- (continued)              JANUARY 31, 2005
--------------------------------------------------------------------------------


        RATING     PRINCIPAL                                             OPTIONAL CALL                VALUE
  STATE (S&P)*   AMOUNT (000)         DESCRIPTION                        PROVISIONS**               (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 2.62%
---------------------------------------------------------------------------------------------------------------------------
          AAA        3,000            Metropolitan Washington,
                                      D.C. Airport,
                                      Ser. B, 5.00%, 10/01/34          10/01/14 @ 100                    3,059,700
                                                                                                    --------------
---------------------------------------------------------------------------------------------------------------------------
Florida -- 7.57%
---------------------------------------------------------------------------------------------------------------------------
           A        $2,500            Highlands Co., FL Health Facs.
                                      Auth. Rev., Ser. B, 5.25%,
                                      11/15/23                         11/15/12 @ 100                $   2,605,125
           A         3,000            Highlands Co., FL Health Facs.
                                      Auth. Rev., Ser. D,
                                      5.875%, 11/15/29                 11/15/13 @ 100                    3,282,660
          AA-        2,750            South Broward Co., FL Hosp.
                                      Dist. Rev., 5.60%, 05/01/27      05/01/12 @ 101                    2,946,158
                                                                                                    --------------
                                                                                                         8,833,943
                                                                                                    --------------
---------------------------------------------------------------------------------------------------------------------------
Illinois -- 2.71%
---------------------------------------------------------------------------------------------------------------------------
           A         3,000            Illinois Dev. Fin. Auth. Hosp.
                                      Rev., 5.65%, 11/15/24            11/15/09 @ 101                    3,159,090
                                                                                                    --------------
---------------------------------------------------------------------------------------------------------------------------
Louisiana -- 0.88%
---------------------------------------------------------------------------------------------------------------------------
          BBB        1,000            Desoto Parish, LA Environ.
                                      Imp. Rev., Ser. A,
                                      5.85%, 11/01/27                  11/01/13 @ 100                    1,032,350
                                                                                                    --------------
---------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 4.64%
---------------------------------------------------------------------------------------------------------------------------
          AAA        5,000            Massachusetts Special Oblig.
                                      Dedicated Tax Rev.,
                                      5.25%, 01/01/26 (FGIC)           01/01/14 @ 100                    5,413,800
                                                                                                    --------------
---------------------------------------------------------------------------------------------------------------------------
Michigan -- 2.14%
---------------------------------------------------------------------------------------------------------------------------
         BBB+        2,000            Michigan Strategic Fund Ltd.
                                      Oblig. Rev. Ref.,
                                      Dedicated Tax Rev.,
                                      Ser. C, 5.45% 09/01/29           09/01/11 @ 100                    2,094,320
         A-1+          400            University of Michigan
                                      Dedicated Tax Rev.,
                                      Ref-Hosp., Ser. A,
                                      Dedicated Tax Rev.,
                                      VRDN, 1.90%, 12/01/19            No Call Provisions                  400,000
                                                                                                    --------------
                                                                                                         2,494,320
                                                                                                    --------------
---------------------------------------------------------------------------------------------------------------------------
Missouri -- 5.48%
---------------------------------------------------------------------------------------------------------------------------
          AAA        6,000            Missouri Health & Educ.
                                      Facs. Auth. Rev., Ser. A,
                                      5.25%, 06/01/28 (AMBAC)          06/01/11 @ 101                    6,389,220
                                                                                                    --------------

                                               See notes to financial statements

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments (Unaudited)-- (continued)              JANUARY 31, 2005
--------------------------------------------------------------------------------

        RATING     PRINCIPAL                                             OPTIONAL CALL                VALUE
  STATE (S&P)*   AMOUNT (000)         DESCRIPTION                        PROVISIONS**               (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
 NEVADA -- 4.96%
---------------------------------------------------------------------------------------------------------------------------
         BBB+       $5,410            Henderson, NV Health
                                      Care Fac. Rev., Ser. A,
                                      5.625%, 07/01/24                 07/01/14 @100                 $   5,791,080
                                                                                                    --------------
         AAA        4,000             New Jersey -- 3.98%
                                      New Jersey Trans. Trust Fund
                                      Auth. Rev., Ser. C,
                                      5.50%, 06/15/24
                                      Prerefunded, 6/15/13
                                                                       @ 100                             4,638,640
                                                                                                    --------------

---------------------------------------------------------------------------------------------------------------------------
 New York -- 33.54%%
---------------------------------------------------------------------------------------------------------------------------

           A         5,000            New York -- 33.54%
                                      New York, NY Gen. Oblig.,
                                      Ser. J, 5.00%, 05/15/23          05/15/14 @ 100                    5,253,550
          A-         4,600            Long Island, NY Power Auth.
                                      Rev., Ser. A, 5.10%, 09/01/29    09/01/14 @ 100                    4,816,338
          AA-        4,000            Metropolitan Trans. Auth.
                                      Rev., Ser. A, 5.125%, 01/01/24   07/01/12 @ 100                    4,241,240
          A+         3,650            New York Muni. Bond
                                      Bank Agy. Special School
                                      Purpose Rev., Ser. C,
                                      5.25%, 12/01/22                  06/01/13 @ 100                    3,943,387
           A         1,500            New York Dorm. Auth.
                                      Lease Rev., Ser. A,
                                      5.375%, 05/15/22                 05/15/13 @ 100                    1,627,590
           A         2,500            New York Dorm. Auth.
                                      Lease Rev., Ser. A,
                                      5.375%, 05/15/23                 05/15/13 @ 100                    2,710,825
          A3         1,500            New York Dorm. Auth. Rev.,
                                      North Shore Long Island
                                      Jewish Group,
                                      5.375%, 05/01/23                 05/01/13 @ 100                    1,591,590
          AA-        4,000            New York Tobacco Settlement
                                      Funding Corp., Ser. A1,
                                      5.50%, 06/01/19                  06/01/13 @ 100                    4,457,160
          AAA        5,000            Port Auth. NY and NJ - Cons.
                                      127th Rev., 5.20%,
                                      12/15/26 (AMBAC)                 06/15/12 @ 101                    5,324,350
           A         5,000            Suffolk Co., NY Ind. Dev.
                                      Agy. Rev., 5.25%, 06/01/27       06/01/13 @ 100                    5,187,350
                                                                                                    --------------
                                                                                                        39,153,380
                                                                                                    --------------

                                               See notes to financial statements

                                        5
                                                            www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments (Unaudited)-- (continued)              JANUARY 31, 2005
--------------------------------------------------------------------------------

        RATING     PRINCIPAL                                             OPTIONAL CALL                VALUE
  STATE (S&P)*   AMOUNT (000)         DESCRIPTION                        PROVISIONS**               (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
 NORTH CAROLINA -- 3.59%
---------------------------------------------------------------------------------------------------------------------------
          BBB       $1,000            North Carolina Eastern Muni.
                                      Power Agy. Sys. Rev. Ref.,
                                      Ser. D, 5.125%, 01/01/23         01/01/13 @ 100                $   1,033,110
          BBB        1,000            North Carolina Eastern Muni.
                                      Power Agy. Sys. Rev. Ref.,
                                      Ser. D, 5.125%, 01/01/26         01/01/13 @ 100                    1,027,770
          AAA        2,065            North Carolina Housing
                                      Fin. Agy. Rev., Ser. 14A,
                                      5.35%, 01/01/22 (AMBAC)          07/01/11 @ 100                    2,125,794
                                                                                                    --------------
                                                                                                         4,186,674
                                                                                                    --------------
---------------------------------------------------------------------------------------------------------------------------
Ohio -- 9.40%
---------------------------------------------------------------------------------------------------------------------------
          A+         3,000            Cuyahoga Co., OH Rev. Ref.,
                                      Ser. A, 6.00%, 01/01/20          07/01/13 @ 100                    3,415,650
          AA-        5,000            Lorain Co., OH Hosp.
                                      Rev. Ref., Ser. A,
                                      5.25%, 10/01/33                  10/01/11 @ 101                    5,168,300
          AAA        2,250            Toledo, OH City School Dist.
                                      Facs. Imp. Gen. Oblig.,
                                      5.00%, 12/01/25 (FSA)            12/01/13 @ 100                     2,390,040
                                                                                                    --------------
                                                                                                        10,973,990
                                                                                                    --------------
---------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 2.11%
---------------------------------------------------------------------------------------------------------------------------
          BBB        2,340            Pennsylvania Higher
                                      Educ. Facs. Auth. Rev.,
                                      5.25%, 05/01/23                  05/01/13 @ 100                    2,457,959
                                                                                                    --------------
---------------------------------------------------------------------------------------------------------------------------
Puerto Rico -- 13.31%
---------------------------------------------------------------------------------------------------------------------------
          A-         5,000            Puerto Rico Hwy. & Trans.
                                      Auth. Rev., 5.00%, 07/01/28      07/01/13 @ 100                    5,201,700
          A          1,500            Puerto Rico Hwy. & Trans.
                                      Auth. Rev., Ser. J,
                                      5.50%, 07/01/24                  07/01/14 @ 100                    1,662,540
          A-         3,000            Puerto Rico Pub. Imp.
                                      Gen. Oblig., Ser. A,
                                      5.00%, 07/01/27                  07/01/13 @ 100                    3,125,280
          A-         5,000            Puerto Rico Pub. Bldgs.
                                      Auth. Rev., Ser. I,
                                      5.50%, 07/01/25                  07/01/14 @ 100                    5,545,950
                                                                                                    --------------
                                                                                                        15,535,470
                                                                                                    --------------

                                               See notes to financial statements

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments (Unaudited)-- (continued)              JANUARY 31, 2005
--------------------------------------------------------------------------------


        RATING     PRINCIPAL                                             OPTIONAL CALL                VALUE
  STATE (S&P)*   AMOUNT (000)         DESCRIPTION                        PROVISIONS**               (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
 SOUTH CAROLINA -- 3.18%
---------------------------------------------------------------------------------------------------------------------------
          AAA       $2,500            Florence Co., SC Hosp. Rev.,
                                      Ser. A, 5.25%, 11/01/27 (FSA)    11/01/14 @100                 $   2,707,975
          BBB        1,000            Georgetown Co.,
                                      SC Environ. Imp. Rev. Ser. A,
                                      5.30%, 03/01/28                 03/01/14 @100                      1,004,960
                                                                                                    --------------
                                                                                                         3,712,935
                                                                                                    --------------
---------------------------------------------------------------------------------------------------------------------------
South Dakota -- 1.06%
---------------------------------------------------------------------------------------------------------------------------
          A+         1,200            South Dakota St. Hlth. &
                                      Edl. Fac., 5.25%, 11/01/34       11/01/14 @ 100                    1,235,892
                                                                                                    --------------
---------------------------------------------------------------------------------------------------------------------------
Texas -- 7.39%
---------------------------------------------------------------------------------------------------------------------------
          AAA        4,000            Eagle Mtn. & Saginaw, TX
                                      Indep. School Dist.,
                                      Ser. A, 5.25%, 08/15/23
                                      (PSF-GTD)                        08/15/13 @ 100                    4,361,440
          Aaa        2,000            Bexar County Texas Housing
                                      Finance, 5.20%, 10/20/34         10/20/14 @ 100                    2,019,740
          BBB        2,000            Sabine River, TX Poll. Cntl.
                                      Auth. Rev. Ref., Ser. B,
                                      6.15%, 08/01/22                  08/01/13 @ 101                    2,247,080
                                                                                                    --------------
                                                                                                         8,628,260
                                                                                                    --------------
---------------------------------------------------------------------------------------------------------------------------
West Virginia -- 4.43%
---------------------------------------------------------------------------------------------------------------------------
          AAA        5,000            West Virginia Housing
                                      Dev. Fund Rev., Ser. D,
                                      5.20%, 11/01/21                  05/01/11 @ 100                    5,166,350
                                                                                                    --------------
Total Municipal Bonds & Notes
(Cost $167,772,106) - 153.25%                                                                          178,845,093
                                                                                                    --------------

PERPETUAL PREFERRED SHARES -- 3.53%
---------------------------------------------------------------------------------------------------------------------------
        RATING    REDEMPTION                                                                         VALUE
        (MOODY)   VALUE (000)         DESCRIPTION                                                   (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
          A3        $2,000            CharterMac Equity Trust,
                                      Ser. A-4, 5.75%, 4/30/15
                                      (remarketing), 144A                                            $   2,109,060
          A3         2,000            GMAC Municipal Mortgage Trust,
                                      Ser. A1-3, 5.30%, 10/31/39,
                                      (10/31/19 remarketing) 144A                                        2,007,960
                                                                                                    --------------
Total Perpetual Preferred Shares
(Cost $4,000,000)-- 3.53%                                                                                4,117,020
                                                                                                    --------------

                                               See notes to financial statements

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

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments (Unaudited)-- (continued)              JANUARY 31, 2005
--------------------------------------------------------------------------------


                    NOTIONAL                                                 EXPIRATION                   VALUE
    COUNTERPARTY  AMOUNT (000)         DESCRIPTION                              DATE                    (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
SWAPTIONS (1) -- 1.16%
---------------------------------------------------------------------------------------------------------------------------
      AIG       $  6,700              Option on a pay fixed/receive
                                      floating rate interest rate swap
                                      terminating on 03/03/25 (pay
                                      fixed rate of 5.83% and receive
                                      three-month LIBOR rate with
                                      a quarterly reset)                      03/03/05               $           7

  Goldman Sachs   40,000              Option on a pay fixed/receive
                                      floating rate interest rate swap
                                      terminating on 05/04/25 (pay
                                      fixed rate of 5.40% and receive
                                      BMA rate with a weekly reset)           05/04/05                       1,000

  Goldman Sachs   10,000              Option on a pay fixed/receive
                                      floating rate interest
                                      rate swap terminating on 09/03/25
                                      (pay fixed rate of 6.30% and receive
                                      three-month LIBOR rate with a
                                      quarterly reset)                        09/03/05                      12,000

  Goldman Sachs    7,000              Option on a pay fixed/receive floating
                                      rate interest rate swap terminating on
                                      09/03/28 (pay fixed rate of 6.50% and
                                      receive three-month LIBOR rate with a
                                      quarterly reset)                        09/03/08                     132,000

  Goldman Sachs   85,000              Option on a pay fixed/receive
                                      floating rate interest rate swap
                                      terminating on 09/03/28 (pay
                                      fixed rate of 5.20% and receive
                                      BMA rate with a weekly reset)           09/03/08                   1,204,000
                                                                                                    --------------
Total Swaptions
(Cost $6,887,100)-- 1.16%                                                                                1,349,007
                                                                                                    --------------

                                               See notes to financial statements

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments (Unaudited)-- (continued)              JANUARY 31, 2005
--------------------------------------------------------------------------------

                                                                            VALUE
                                                                          (NOTE 1)
-------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $178,659,206)-- 157.94%                        $184,311,120
Other assets less liabilities-- 1.57%                                     1,833,284
Preferred Shares, at Redemption Value -- (59.51)% (2)                   (69,450,000)
                                                                      ----------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS-- 100.00% (3)             $116,694,404
                                                                      ================


* FOR SECURITIES NOT RATED BY STANDARD & POOR'S RATING GROUP, THE RATING BY MOODY'S INVESTORS SERVICES, INC. OR FITCH RATINGS IS PROVIDED.

** DATE AND PRICE OF THE EARLIEST OPTIONAL CALL OR REDEMPTION. THERE MAY BE OTHER CALL PROVISIONS AT VARYING PRICES AT LATER DATES.

(1) NON-INCOME PRODUCING SECURITIES.

(2) PREFERRED SHARES AS PERCENTAGE OF MANAGED ASSETS IS 37.31%.

(3) PORTFOLIO PERCENTAGES ARE CALCULATED BASED ON NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS.

 GLOSSARY:

AMBAC -- INSURED BY AMBAC ASSURANCE CORPORATION.
BMA -- BOND MARKET ASSOCIATION
FGIC -- INSURED BY FINANCIAL GUARANTY INSURANCE CO.
FSA -- INSURED BY FINANCIAL SECURITY ASSURANCE, INC.
LIBOR -- LONDON INTER-BANK OFFERING RATE
PSF-GTD -- GUARANTEED BY PUBLIC SCHOOL FUND
VRDN -- VARIABLE RATE DEMAND NOTES ARE INSTRUMENTS WHOSE INTEREST RATES CHANGE ON A SPECIFIED DATE (SUCH AS A COUPON DATE OR INTEREST PAYMENT DATE) AND/OR WHOSE INTEREST RATES VARY WITH CHANGES IN A DESIGNATED BASE RATE (SUCH AS THE PRIME INTEREST RATE).
144A -- SECURITY WAS PURCHASED PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE RESOLD SUBJECT TO THAT RULE EXCEPT TO QUALIFIED INSTITUTIONAL BUYERS. AT THE END OF THE PERIOD, SECURITIES AMOUNTED TO 8.58% OF NET ASSETS.

                                               See notes to financial statements

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

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Statement of Assets and Liabilities

JANUARY 31, 2005 (UNAUDITED)

ASSETS:
   Investment in securities, at value
     (amortized cost $178,659,206) ................................    $184,311,120
   Cash ...........................................................          52,805
   Interest receivable ............................................       1,900,088
   Other assets ...................................................          65,245
                                                                       ------------
     Total Assets .................................................     186,329,258
                                                                        ------------

LIABILITIES:
   Dividends payable to preferred shareholders ....................          71,729
   Due to affiliates ..............................................          93,608
   Accrued expenses payable .......................................          19,517
                                                                       ------------
     Total Liabilities ............................................         184,854
                                                                       ------------

PREFERRED SHARES:
     ($25,000 net asset and liquidation value
     per share applicable to 2,778 shares authorized,
     issued and outstanding) ......................................      69,450,000
                                                                       ------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
      (equivalent to $14.71 per share based on
     7,935,591 common shares issued and outstanding;
     unlimited number of common shares authorized) ................    $116,694,404
                                                                       ============

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSISTED OF:
   Common shares of beneficial interest,
     par value $0.001 per share ...................................   $       7,936
   Paid-in capital in excess of par ...............................     112,471,277
   Undistributed net investment income ............................         439,767
   Accumulated net realized loss on investments ...................      (1,876,490)
   Net unrealized appreciation on investments .....................       5,651,914
                                                                       ------------
NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS ............................................    $116,694,404
                                                                       ============

                                               See notes to financial statements

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Statement of Operations

FOR THE PERIOD AUGUST 1, 2004 THROUGH JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME:
Interest .............................................                 $  4,521,148
                                                                       ------------

EXPENSES:
   Investment advisory fees ..........................    $359,953
   Servicing agent fees ..............................     239,969
   Auction agent fees and commissions ................     117,513
   Administration and accounting fees ................      92,295
   Legal fees and expenses ...........................      38,603
   Audit fees ........................................      36,944
   Insurance expense .................................      21,142
   Miscellaneous .....................................      20,495
   Trustees' fees ....................................      18,155
   Transfer agent fees ...............................      16,921
   Custodian fees ....................................       9,602
   Reports to shareholders ...........................       9,197
                                                        -----------
   Total expenses (before waivers) ...................     980,789
      Less investment advisory fees waived ...........      (83,066)
      Less servicing agent fees waived ...............      (55,377)
                                                        -----------
      Net expenses (after waivers) ...................     842,346
                                                        -----------
Net Investment Income ................................                    3,678,802
                                                                       ------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain from
      security transactions ..........................                       29,902
   Net change in unrealized appreciation
      of investments .................................                    6,997,801
                                                                       ------------
   Net realized and unrealized gain (loss)
      on investments .................................                    7,027,703
                                                                       ------------
DIVIDENDS ON PREFERRED SHARES FROM
   NET INVESTMENT INCOME .............................                     (455,107)
                                                                       ------------
NET INCREASE IN NET ASSETS APPLICABLE
   TO COMMON SHAREHOLDERS RESULTING
   FROM INVESTMENT OPERATIONS ........................                  $10,251,398
                                                                       ============

                                               See notes to financial statements

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

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Statement of Changes in Net Assets Applicable to
Common Shareholders (UNAUDITED)

                                                     FOR THE PERIOD    FOR THE PERIOD
                                                     AUGUST 1, 2004   AUGUST 27, 2003*
                                                         THROUGH           THROUGH
                                                    JANUARY 31, 2005    JULY 31, 2004
                                                    ----------------  ----------------
INVESTMENT OPERATIONS:
   Net investment income ..........................    $  3,678,802      $6,133,166
   Net realized gain/(loss) from security
      transactions ................................          29,902      (1,906,392)
   Net change in unrealized appreciation/
      (depreciation) of investments ...............       6,997,801      (1,345,888)
                                                       ------------     -----------
      Net increase in net assets resulting from
         investment operations ....................      10,706,505       2,880,836
                                                       ------------     -----------
DIVIDENDS ON PREFERRED SHARES FROM
   NET INVESTMENT INCOME ..........................        (455,107)       (597,187)
                                                       ------------     -----------
Net Increase in Net Assets Applicable to
   Common Shareholders Resulting
   from Investment Operations .....................      10,251,398       2,283,649
                                                       ------------     -----------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
   NET INVESTMENT INCOME ..........................      (3,332,948)     (4,986,910)
                                                       ------------     -----------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of common shares ........              --     112,809,375
   Preferred shares underwriting discount charged
      to paid-in capital in excess of par .........              --        (694,500)
   Common shares and preferred shares offering
      costs charged to paid-in capital in excess
      of par ......................................              --        (521,757)
   Reinvestment of dividends ......................              --         786,094
                                                       ------------     -----------
      Net increase in net assets applicable to
         common shares from capital shares
         transactions .............................              --     112,379,212
                                                       ------------     -----------
   Net increase in net assets applicable to
      common shares ...............................       6,918,450     109,675,951
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
   Beginning of period ............................     109,775,954         100,003
                                                       ------------     -----------
   End of period (including undistributed
      net investment income of $439,767 and
      $549,019 respectively) ......................    $116,694,404    $109,775,954
                                                       ============    ============

*  COMMENCEMENT OF INVESTMENT OPERATIONS.

                                               See notes to financial statements

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Financial Highlights (Unaudited)
THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIODS PRESENTED.

                                                       FOR THE PERIOD     FOR THE PERIOD
                                                       AUGUST 1, 2004    AUGUST 27, 2003*
                                                           THROUGH          THROUGH
                                                      JANUARY 31, 2005    JULY 31, 2004
                                                      ----------------   ----------------
PER COMMON SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...................       $13.83        $  14.33**
                                                             --------        --------
INVESTMENT OPERATIONS:
Net investment income ..................................         0.47            0.78
Net realized and unrealized gain (loss) on investments .         0.89           (0.42)
                                                             --------        --------
   Total from investment operations ....................         1.36            0.36
                                                             --------        --------
DIVIDENDS ON PREFERRED SHARES FROM
   NET INVESTMENT INCOME ...............................        (0.06)          (0.08)
                                                             --------        --------
Net increase in net assets applicable to common
   shares resulting from investment operations .........         1.30            0.28
                                                             --------        --------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
   NET INVESTMENT INCOME ...............................        (0.42)          (0.63)
                                                             --------        --------
CAPITAL SHARE TRANSACTIONS:
Common share offering costs charged to paid-in
   capital in excess of par ............................        --              (0.03)
Preferred shares offering costs/underwriting discount
   charged to paid-in capital in excess of par .........        --              (0.12)
                                                             --------        --------
   Total capital share transactions ....................        --              (0.15)
                                                             --------        --------
Net asset value, end of period .........................       $14.71        $  13.83
                                                             ========        ========
Per share market value, end of period ..................       $13.44        $  13.11
                                                             ========        ========
TOTAL INVESTMENT RETURN (1) ............................        5.81%         (8.62)%

RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets: (3)
   Expenses (net of fee waivers) .......................        1.48%           1.34% (2)
   Expenses (excluding fee waivers) ....................        1.72%           1.56% (2)
   Net investment income ...............................        6.46%           5.85% (2)
Portfolio turnover rate ................................          10%            129%
Net assets, end of period (in 000's) ...................     $116,694        $109,776
Preferred shares asset coverage per share ..............       67,006          64,516

*   COMMENCEMENT OF INVESTMENT OPERATIONS.

** INITIAL PUBLIC OFFERING PRICE OF $15.00 PER SHARE LESS UNDERWRITING DISCOUNT OF $0.675 PER SHARE.

(1) CURRENT PERIOD RETURN ASSUMES AN INVESTMENT AT THE BEGINNING OF THE PERIOD PRESENTED. DIVIDEND REINVESTMENT FOR NAV RETURNS IS USUALLY PERFORMED AT THE NAV, NOT IN ACCORDANCE WITH THE DRIP PLAN. PRIOR, TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A PURCHASE OF COMMON SHARES AT THE OFFERING PRICE OF $15.00 ON AUGUST 27, 2003, AND A SALE AT THE MARKET PRICE ON THE LAST DAY OF THE PERIOD REPORTED. DIVIDENDS AND DISTRIBUTIONS, IF ANY, ARE ASSUMED FOR PURPOSES OF THIS CALCULATION TO BE REINVESTED AT PRICES OBTAINED UNDER THE FUND'S DIVIDEND REINVESTMENT PLAN. TOTAL INVESTMENT RETURN DOES NOT REFLECT BROKERAGE COMMISSIONS. THE TOTAL INVESTMENT RETURN, WHICH IS FOR LESS THAN A FULL YEAR, IS NOT ANNUALIZED. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

(2) ANNUALIZED

(3) CALCULATED ON THE BASIS OF INCOME AND EXPENSES APPLICABLE TO BOTH COMMON AND

PREFERRED SHARES RELATIVE TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS.

                                               See notes to financial statements

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

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Notes to Financial Statements
JANUARY 31, 2005 (UNAUDITED)

NOTE 1 -- ORGANIZATION & ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (the "Fund") was organized as a Delaware statutory trust on May 20, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide its common shareholders with high current income exempt from regular Federal income tax while seeking to protect the value of the Fund's assets during periods of interest rate volatility.

Prior to commencing operations on August 27, 2003, the Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares of beneficial interest to MBIA Capital Management Corp.

The following is a summary of significant accounting policies followed by the Fund.

  SECURITIES VALUATION: The municipal bonds in which the Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, the Fund uses the valuations of portfolio securities furnished by a pricing service approved by the Board of Trustees. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Municipal bonds for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees. Positions in futures contracts, interest rate swaps and options on interest rate swaps ("swaptions") are valued at closing prices for such contracts established by the exchange or dealer market on which they are traded, or if market quotations are not readily available, are valued at fair value on a consistent basis using methods approved in good faith by the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required.

  SWAPTIONS: The Fund may engage in options transactions on interest rate swap agreements, commonly referred to as swaptions. A swaption is an agreement between two parties where one party purchases the right from the other party

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Notes to Financial Statements
JANUARY 31, 2005 (UNAUDITED) -- CONTINUED

  to enter into an interest rate swap at a specified date and for a specified "fixed rate" yield (or "exercise" yield). In a pay-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a payer of fixed rate interest and receiver of variable rate interest, while the writer of the swaption has the obligation to enter into the other side of the interest rate swap. In a receive-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a receiver of fixed rate interest and a payer of variable rate interest, while the writer has the obligation to enter into the opposite side of the interest rate swap. The Fund will enter into such transactions to attempt to hedge some or all of its interest rate exposure in its holdings of municipal bonds. During the six months ended January 31, 2005, the Fund purchased pay-fixed swaptions. Upon the purchase of these pay-fixed swaptions by the Fund, the total purchase price paid was recorded as an investment. The market valuation is determined as set forth in the preceding securities valuation paragraph. When the pay-fixed swaptions are exercised, the Fund has the right to enter into an interest rate swap as a payer of fixed rate interest and receiver of variable rate interest. When the pay-fixed swaptions reach their scheduled expiration dates, the Fund will record a gain or loss depending on the difference between the purchase price and the value of the swaptions on their exercise date.

  FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended, and to distribute sufficient net income to shareholders to qualify as such. For this reason and because substantially all of the Fund's gross income consists of tax-exempt interest, no Federal income tax provision is required.

  DIVIDENDS AND DISTRIBUTIONS: The Fund intends to declare and pay dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, will be paid at least annually. Dividends and distributions to shareholders will be recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

  USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Notes to Financial Statements
JANUARY 31, 2005 (UNAUDITED) -- CONTINUED

NOTE 2 -- AGREEMENTS:
--------------------------------------------------------------------------------

Pursuant to an Investment Advisory Agreement (the "Advisory Agreement") between MBIA Capital Management Corp. (the "Adviser") and the Fund, the Adviser is responsible for the daily management of the Fund's Portfolio, which includes buying and selling securities for the Fund, as well as investment research, subject to the direction of the Fund's Board of Trustees. The Adviser is a subsidiary of MBIA Asset Management LLC which, in turn, is a wholly-owned subsidiary of MBIA Inc. The Advisory Agreement provides that the Fund shall pay to the Adviser a monthly fee for its services at the annual rate of 0.39% of the sum of the Fund's average daily net assets (including assets acquired from the sale of any preferred shares), plus the proceeds of any outstanding borrowings used for financial leverage (in total, the "Managed Assets"). The Adviser has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the annual rate of 0.09% of the Fund's average daily Managed Assets from the commencement of the Fund's operations through September 1, 2008, and at the rate of 0.042% thereafter through September 1, 2009.

Pursuant to a Servicing Agreement, Claymore Securities, Inc. (the "Servicing Agent") acts as servicing agent to the Fund. The Servicing Agent receives an annual fee from the Fund, payable monthly in arrears, in an amount equal to 0.26% of the average daily value of the Fund's Managed Assets. The Servicing Agent has contractually agreed to waive a portion of the servicing fee it is entitled to receive from the Fund at the annual rate of 0.06% of the average daily value of the Fund's Managed Assets from the commencement of the Fund's operations through September 1, 2008, and at a rate of 0.028% thereafter through September 1, 2009.

MBIA Municipal Investors Service Corporation ("MBIA-MISC"), a subsidiary of MBIA Asset Management LLC, serves as Accounting Agent and Administrator to the Fund pursuant to an Accounting Services and Administration Agreement with the Fund. As Accounting Agent and Administrator, MBIA-MISC is responsible for services such as financial reporting, compliance monitoring and corporate management. MBIA-MISC is also responsible for maintaining the books and records of the Fund's securities and cash. For these services, the Fund pays MBIA-MISC an annual fee equal to 0.10% of the Fund's average daily Managed Assets up to $250 million, 0.06% on the next $250 million of the Fund's average daily Managed Assets, and 0.03% of the Fund's average daily Managed Assets in excess of $500 million with a minimum annual fee of $100,000.

Certain officers and/or trustees of the Fund are officers and/or directors of the Adviser and the Servicing Agent.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Notes to Financial Statements
JANUARY 31, 2005 (UNAUDITED) -- CONTINUED

NOTE 3 -- PORTFOLIO SECURITIES:
--------------------------------------------------------------------------------
Purchases and sales of investment securities, excluding short-term investments, for the period August 1, 2004 through January 31, 2005, aggregated $17,042,075 and $17,482,568, respectively.

The Federal income tax cost basis of the Fund's investments at January 31, 2005, was $178,659,206 and net unrealized appreciation was $5,651,914, which consisted of aggregate gross unrealized appreciation of $11,190,007 and aggregate gross unrealized depreciation of $5,538,093.

NOTE 4 -- DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

Distributions paid to common shareholders during the period ended July 31, 2004 were characterized as follows for tax purposes:

       TAX-EXEMPT          ORDINARY          LONG-TERM
         INCOME             INCOME         CAPITAL GAIN      TOTAL DISTRIBUTIONS
       ----------           -------         -----------       -----------------

       $4,986,303            $607               $--              $4,986,910

As of July 31, 2004, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

     Current distributable tax-exempt income .................    $    524,422
     Plus: book/tax difference on accrued interest
        of investment ........................................          24,597
                                                                  --------------
     Undistributed tax-exempt income .........................    $    549,019
                                                                  ==============
     Tax basis capital loss carryover ........................    $     (8,249)
     Less: current year post-October capital
        loss deferral ........................................      (1,898,143)
                                                                  --------------
     Accumulated capital loss ................................     $(1,906,392)
                                                                  ==============
     Unrealized appreciation/(depreciation) ..................     $(1,345,888)
                                                                  ==============

The difference between book and tax basis undistributed ordinary income is due to book/tax difference on accrued interest of investment. The cumulative timing difference under tax basis accumulated capital loss is due to post-October losses.

As of July 31, 2004, the Fund had a capital loss carryforward of $8,249 available to offset possible future capital gains, if any, until fully utilized or until its expiration on July 31, 2012. Under the current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first

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

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Notes to Financial Statements
JANUARY 31, 2005 (UNAUDITED) -- CONTINUED

day of the following fiscal year. For the period ended July 31, 2004, the Fund elected to defer losses occurring between November 1, 2003 and July 31, 2004 in the amount of $1,898,143.

NOTE 5 -- CAPITAL:
--------------------------------------------------------------------------------

There are an unlimited number of $.001 par value common shares of beneficial interest authorized. Of the 7,935,591 common shares outstanding at January 31, 2005, the Adviser owned 6,981 shares. The Fund issued 7,100,000 common shares in its initial public offering on August 27, 2003. These common shares were issued at $15.00 per share before the underwriting discount of $0.675 per share. An additional 600,000 common shares and 175,000 common shares were issued on September 10, 2003 and October 10, 2003, respectively. These common shares were also issued at $15.00 per share before the underwriting discount of $0.675 per share. Organization expenses amounting to $31,465 were borne by the Adviser and the Servicing Agent. Offering costs of $236,459 (representing $0.03 per common share) were offset against proceeds of the offering and have been charged to paid-in capital in excess of par of the common shares. MBIA Capital Management Corp. and Claymore Securities, Inc. have agreed to pay all offering costs (other than the sales load) exceeding $0.03 per common share of the Fund.

Transactions in common shares for the period from August 27, 2003 (commencement of investment operations) through January 31, 2005, were as follows:

  Common shares outstanding-- August 27, 2003... ...................      6,981
  Common shares issued in connection with initial public offering ..  7,100,000
  Underwriters' exercising the over-allotment option ...............    775,000
  Reinvestment of dividends ........................................     53,610
                                                                      ---------
  Common shares outstanding-- July 31, 2004 ........................  7,935,591
                                                                      =========
  Common shares outstanding-- January 31, 2005 .....................  7,935,591
                                                                      =========

On October 27, 2003 the Fund issued 1,389 shares of Auction Market Preferred Shares, Series M7 and 1,389 shares of Auction Market Preferred Shares, Series W28. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends. Underwriting discounts of $694,500 and offering costs of $285,298 incurred in connection with the Fund's offering of preferred shares have been charged to paid-in capital in excess of par of the common shares. As of January 31, 2005, the Fund had 1,389 shares each of Auction Market Preferred Shares, Series M7 and W28, outstanding.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Notes to Financial Statements
JANUARY 31, 2005 (UNAUDITED) -- CONTINUED

Dividends on the preferred shares are cumulative at a rate that is set by auction procedures. The dividend rate range on the preferred shares of the Fund for the period August 1, 2004 through January 31, 2005, was as follows:

                SERIES         LOW         HIGH       AT 01/31/05
                ------         ----        ----       -----------
                M7            1.10%        1.10%          1.10%
                W28           1.50%        1.50%          1.50%

The Fund is subject to certain limitations and restrictions while preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of preferred shares at their liquidation value plus any accrued dividends. Preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of preferred shares.

NOTE 6 -- SUBSEQUENT DIVIDEND DECLARATIONS - COMMON SHAREHOLDERS:
--------------------------------------------------------------------------------

The Fund has declared the following dividends to common shareholders:

       RATE PER      DECLARATION     EX-DIVIDEND        RECORD        PAYABLE
         SHARE          DATE            DATE             DATE          DATE
      ----------    -------------   -------------     ----------    -----------
         $0.07        01/18/05        02/04/05         02/08/05      02/15/05
         $0.07        02/15/05        03/04/05         03/08/05      03/15/05
         $0.056       03/14/05        04/06/05         04/08/05      04/15/05
         $0.056       03/14/05        05/04/05         05/06/05      05/16/05
         $0.056       03/14/05        06/06/05         06/08/05      06/15/05

Subsequent to the report date, the Board of Trustees approved a reduction in the monthly dividend to $0.056 per common share, effective with the April 2005 distribution.

                                       19
                                                            www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Additional Information Regarding the Fund's Trustees (Unaudited)

   NAME,
 ADDRESS*,          TERM OF
  AGE AND       TERM OF OFFICE**
POSITION(S)        AND LENGTH           PRINCIPAL OCCUPATION DURING
 HELD WITH          OF TIME               THE PAST FIVE YEARS AND                      OTHER DIRECTORSHIPS
REGISTRANT          SERVED                  OTHER AFFILIATIONS                           HELD BY TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Mark Jurish       Since 2003      Founder and Chief Executive Officer of                       None
Age: 44                           Larch Lane Advisors LLC. Prior to
Trustee                           forming Larch Lane, Mr. Jurish was
                                  Managing Director at Paloma Partners, a
                                  firm that he joined in 1988.

------------------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg  Since 2003      Principal of Ronald A. Nyberg, Ltd., a          Trustee, Advent Claymore Convertible
Age: 51                           law firm specializing in corporate law,         Securities and Income Fund, Madison/
Trustee                           estate planning and business transactions       Claymore Covered Call Fund, Western
                                  from 2000-present. Formerly, Executive          Asset/Claymore U.S. Treasury Inflation
                                  Vice President, General Counsel and             Protected Securities Fund, Western
                                  Corporate Secretary of Van Kampen               Asset/Claymore U.S. Treasury Inflation
                                  Investments  (1982-1999).                       Protected Securities Fund 2,
                                                                                  TS&W/ Claymore Tax-Advantaged Balanced
                                                                                  Fund, Dreman/Claymore Dividend & Income
                                                                                  Fund, Fiduciary/ Claymore MLP Opportunity
                                                                                  Fund and Advent/ Claymore Enhanced
                                                                                  Growth &Income Fund.
------------------------------------------------------------------------------------------------------------------------------------
Jerry S.          Since 2003      Professor of Insurance and Risk                 Harleysville Group, Inc; Century Funds
Rosenbloom                        Management at the Wharton School
Age: 65                           of the University of Pennsylvania
Trustee                           and Academic Director of the
                                  Certified Employee Benefit Specialist
                                  (CEBS) Program, co-sponsored by the
                                  Wharton School and the International
                                  Foundation of Employee Benefit Plans.
------------------------------------------------------------------------------------------------------------------------------------
Ronald E.         Since 2003      Formerly, Vice President, Manager and           Trustee, Advent Claymore Convertible
Toupin, Jr.                       Portfolio Manager of Nuveen Asset               Securities and Income Fund, Madision/
Age: 46                           Management (1998-1999), Vice                    Claymore Covered Call Fund, Western
Trustee                           President of Nuveen Investment                  Asset/Claymore U.S. Treasury Inflation
                                  Advisory Corporation (1992-1999),               Protected Securities Fund, Western
                                  Vice President and Manager of Nuveen            Asset/Claymore U.S. Treasury Inflation
                                  Unit Investment Trusts (1991-1999),             Protected Securities Fund 2, TS&W/
                                  and Assistant Vice President and                Claymore Tax-Advantaged Balanced Fund,
                                  Portfolio Manager of Nuveen Unit                Dreman/Claymore Dividend &Income Fund,
                                  Investment Trusts (1998-1999),                  Fiduciary/Claymore MLP Opportunity Fund
                                  each of John Nuveen & Company,                  and Advent/ Claymore Enhanced Growth
                                  Inc. (1982-1999).                               and Income Fund.
------------------------------------------------------------------------------------------------------------------------------------

*  The business address of each Trustee is c/o MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund,
   113 King Street, Armonk, New York 10504.
** The Trustees of each class shall be elected at an annual meeting of the shareholders or special meeting in lieu thereof called for that purpose, and each Trustee elected shall hold office until his or her successor shall have been elected and shall have qualified. The term of office of a Trustee shall terminate and a vacancy shall occur in the event of the death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office, or removal, of a Trustee.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

   NAME,
 ADDRESS*,          TERM OF
  AGE AND       TERM OF OFFICE**
POSITION(S)        AND LENGTH           PRINCIPAL OCCUPATION DURING
 HELD WITH          OF TIME               THE PAST FIVE YEARS AND                      OTHER DIRECTORSHIPS
REGISTRANT          SERVED                  OTHER AFFILIATIONS                           HELD BY TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Clifford D.       Since 2003      President of MBIA Capital Management Corp.                   None
Corso                             and Chief Investment Officer, MBIA
Age: 42                           Insurance Corp.; Vice President of the 1838
Trustee and                       Investment Advisors Funds
President
------------------------------------------------------------------------------------------------------------------------------------
Nicholas          Since 2003      Senior Managing Director and General            Trustee, Advent Claymore Convertible
Dalmaso                           Counsel of Claymore Advisors, LLC and           Securities and Income Fund, Madison/
Age: 39                           Claymore Securities, Inc. (2001-present).       Claymore Covered Call Fund, Western
Trustee                           Formerly, Assistant General Counsel,            Asset/Claymore U.S. Treasury Inflation
                                  John Nuveen and Company, Inc. (1999-2001).      Protected Securities Fund, Flaherty &
                                  Former Vice President and Associate             Crumrine/Claymore Preferred Securities &
                                  General Counsel of Van Kampen Investments,      Income Fund, Flaherty & Crumrine/Claymore
                                  Inc. (1992-1999).                               Total Return Fund, Western Asset/Claymore
                                                                                  U.S. Treasury Inflation Protected Securities
                                                                                  Fund 2, TS&W/Claymore Tax-Advantaged
                                                                                  Balanced Fund, Dreman/ Claymore Dividend &
                                                                                  Income Fund, Fiduciary/Claymore MLP
                                                                                  Opportunity Fund, and Advent/Claymore Enhanced
                                                                                  Growth and Income Fund.
------------------------------------------------------------------------------------------------------------------------------------

*  The business address of each Trustee is c/o MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund,
   113 King Street, Armonk, New York 10504.
** The Trustees of each class shall be elected at an annual meeting of the shareholders or special meeting in lieu thereof called for that purpose, and each Trustee elected shall hold office until his or her successor shall have been elected and shall have qualified. The term of office of a Trustee shall terminate and a vacancy shall occur in the event of the death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office, or removal, of a Trustee.

                                       21
                                                            www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Dividend Reinvestment Plan (Unaudited)

Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a shareholder is ineligible or elects otherwise, all dividend and capital gains distributions are automatically reinvested by The Bank of New York ("BONY"), as agent for shareholders in administering the Plan (the "Plan Agent"), in additional common shares of the Fund. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to confirm that they are eligible to participate in the Plan. Shareholders who are ineligible or who elect not to participate in the Plan will receive all dividends and distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by BONY, as dividend paying agent. Such shareholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to BONY, as dividend paying agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination will be effective with respect to any subsequently declared dividend or capital gains distribution.

Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding common shares on the open market ("open-market purchases") on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the market price per common share plus estimated brokerage commissions is greater than the net asset value per common share (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the payment date, provided that, if the net asset value per share is less than or equal to 95% of the market price per share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per share on the payment date. If on the dividend payment date the net asset value per share is greater than the market value plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

If, before the Plan Agent has completed its open-market purchases, the market price of the common shares exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the net asset value per share at the close of business on the last purchase date; provided that, if the net asset value per share is less than 95% of the market price per share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per share on the payment date.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All questions and correspondence concerning the Plan should be directed to the Plan Agent at The Bank of New York, 101 Barclay Street, 20W, New York, New York 10286 or by phone at 800-701-8178.

                                       23
                                                            www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio Holdings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, please call (866) 819-5301.


Proxy Voting Policy (Unaudited)

The Fund has adopted the Adviser's proxy voting policies and procedures to govern the voting of proxies relating to the voting securities of the Fund. Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available without charge, upon request, by calling (866) 819-5301 and on the Securities and Exchange Commission's website at http://www.sec.gov.


Notice to Shareholders (Unaudited)

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

[BLANK PAGE]

FUND INFORMATION

BOARD OF TRUSTEES
Clifford D. Corso
Nicholas Dalmaso
Mark Jurish
Ronald A. Nyberg
Jerry S. Rosenbloom
Ronald E. Toupin, Jr

OFFICERS
Clifford D. Corso
PRESIDENT

Susan Voltz
VICE PRESIDENT AND ASSISTANT SECRETARY

Leonard Chubinsky
SECRETARY AND GENERAL COUNSEL

Marc D. Morris
TREASURER

Richard J. Walz
CHIEF COMPLIANCE OFFICER


INVESTMENT ADVISOR
MBIA Capital Management Corp.
113 King Street
Armonk, New York 10504

ADMINISTRATOR
MBIA Municipal Investors
Service Corporation
113 King Street
Armonk, New York 10504

SERVICING AGENT
Claymore Securities, Inc.
Lisle, Illinois

CUSTODIAN, TRANSFER AGENT AND
AUCTION AGENT
The Bank of New York
New York, New York

LEGAL COUNSEL
Simpson Thacher & Bartlett LLP
New York, New York

QUESTIONS CONCERNING YOUR SHARES OF
MBIA CAPITAL/CLAYMORE MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND

o If your shares are held in a Brokerage Account, contact your Broker.
o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent:

The Bank of New York
101 Barclay Street
New York, New York 10286

800-701-8178

This report is sent to shareholders of MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

MBIA Capital Management Corp.
113 King Street                         [LOGO OMITTED
Armonk, New York 10504

ITEM 2: Code of Ethics

Not required for the semi-annual filing.

ITEM 3: Audit Committee Financial Expert

Not required for the semi-annual filing.

ITEM 4: Principal Accountant Fees and Services

Not required for the semi-annual filing.

ITEM 5: Audit Committee of Listed Registrant.

Not required for the semi-annual filing.

ITEM 6: Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for the semi-annual filing.


ITEM 8: Portfolio Managers of Closed-end Management Investment Companies

Not required for the semi-annual filing.


ITEM 9: Purchases of Equity Securities by Closed-End Management
        Investment Company and Affiliated Purchasers

None.


ITEM 10: Submission of Matters to a Vote of Security Holders

No material change.


ITEM 11: CONTROLS AND PROCEDURES.

            (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of March 31,2005, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

            (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12: EXHIBITS.

            (a)(1) Not applicable.

            (a)(2) Separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act(17CFR270.30a-2(a))pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

            (a)(3) Not applicable.



            (b) Certification of principal executive officer and principal financial officer of the Registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   Signatures


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


By:   /s/ Clifford D. Corso
      ----------------------------
      Clifford D. Corso, President

Date: April 8, 2005



Pursuant to the requirements of the Securities Exchange Act of the 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Clifford D. Corso
      ----------------------------------------------------------
      Clifford D. Corso, President (Principal Executive Officer)

Date: April 8, 2005


By:   /s/ Marc, D. Morris
      --------------------------------------------------------
      Marc, D. Morris, Treasurer (Principal Financial Officer)

Date: April 8, 2005